24. Post-Employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Economic | Inflation p.y.
Disclosure of defined benefit plans [line items]
Real rate	0.00%	0.00%
Nominal rate	4.00%	4.50%
Expected rate of discount/return p.y. | Unified Plan
Disclosure of defined benefit plans [line items]
Real rate	4.60%	5.11%
Nominal rate	8.78%	9.84%
Expected rate of discount/return p.y. | Plan III
Disclosure of defined benefit plans [line items]
Real rate	4.60%	5.24%
Nominal rate	8.78%	9.97%
Expected rate of discount/return p.y. | Assistance Plan
Disclosure of defined benefit plans [line items]
Real rate	4.60%	5.20%
Nominal rate	8.78%	9.94%
Expected rate of discount/return p.y. | Salary growth Unified Plan p.y.
Disclosure of defined benefit plans [line items]
Real rate	2.00%	2.00%
Nominal rate	6.08%	6.59%
Expected rate of discount/return p.y. | Salary growth Plan III p.y.
Disclosure of defined benefit plans [line items]
Real rate	1.50%	1.50%
Nominal rate	5.56%	6.07%
Demographic | Mortality Table
Disclosure of defined benefit plans [line items]
Nominal assumption	AT - 2000	AT - 2000
Demographic | Mortality table of individuals with permanent disability
Disclosure of defined benefit plans [line items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Demographic | Table of new disability benefit vested
Disclosure of defined benefit plans [line items]
Nominal assumption	TASA 1927	TASA 1927